Cash and cash equivalents Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Amounts from exercise of warrants not executed	€ 0	€ 209	€ 0